Domestic and Foreign Total Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenues	$ 3,818,749	$ 3,539,570	$ 2,957,951
Domestic
Segment Reporting Information [Line Items]
Total revenues	3,761,651	3,493,462	2,912,115
Foreign
Segment Reporting Information [Line Items]
Total revenues	$ 57,098	$ 46,108	$ 45,836